Stockholders' equity: (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Stockholders' Equity:
Schedule of activity for stock options

		Weighted-average	Weighted-average	Aggregate	Weighted-average
		exercise price per	remaining contractual	intrinsic	fair value of
	Number of shares	share	term (years)	value	options granted

Outstanding, June 30, 2014	288,667	$1.20			$100,997
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, September 30, 2014	288,667	1.20	1.00	$—

Exercisable, September 30, 2014	288,667	$1.20	1.00	$—

		Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20	1.25
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, June 30, 2014	288,667	1.20	1.25	$—

Exercisable, June 30, 2014	288,667	$1.20	1.25	$—

Schedule of information related to stock option plan
Intrinsic value of options exercised	$—
Weighted-average fair value of options granted	$100,997